Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Carbon Credits [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	$ 1,981
Energy Acquisition [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	154
Not later than one year [member] | Carbon Credits [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	767
Not later than one year [member] | Energy Acquisition [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	38
Later than one year and not later than three years [member] | Carbon Credits [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	1,214
Later than one year and not later than three years [member] | Energy Acquisition [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	64
Later than three years and not later than five years [member] | Carbon Credits [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments
Later than three years and not later than five years [member] | Energy Acquisition [Member]
IfrsStatementLineItems [Line Items]
Contractual commitments	$ 52